Long-Term Incentive Programs and Management remuneration	12 Months Ended
Dec. 31, 2021
Long-Term Incentive Programs and Management remuneration
Long-Term Incentive Programs and Management remuneration

   14       Long-Term Incentive Programs and Management remuneration

In connection with, the consummation of the initial public offering, the Company granted restricted share units to certain executives and employees, establishing the terms, quantities, and conditions for the acquisition of rights related to the restricted shares.

The restricted share units gives the holder the right to receive The Company’s Class A common shares subject to, among other conditions, a cliff vesting period of two years and, in the case of some grants, the achievement of certain performance goals to be established by Zenvia Inc..

As of December 31, 2021, the Company had outstanding 60,791 restricted stock units (“RSUs”) that were authorized but not yet issued, related with future vesting conditions. The total compensation cost related to unvested RSUs was R$ 1,069, recorded in the consolidated statements of profit or loss.

Date		Granted Shares	Weighted average grant date fair value (Per share)
Grant	Vesting
08.09.2021	07.22.2023	45,522	59.11
08.23.2021	07.22.2023	11,436	84.50
08.24.2021	07.22.2023	3,833	86.68
		60,791

Additionally, as a result of the consummation of the initial public offering on July 22, 2021, The Company paid in August 2021. R$45,396 of cash-based payments to certain of its officers and employees.

An expense amounting to R$45,618 related to the cash-based programs for certain officers and employees was recorded in consolidated statement of profit or loss as of December 31, 2021.